Columbia Emerging Markets Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Emerging Markets Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.8%
Issuer	Shares	Value ($)
Argentina 0.6%
Grupo Financiero Galicia SA, ADR(a)	77,146	4,478,325
Brazil 7.2%
Banco BTG Pactual SA	1,024,985	7,085,918
Embraer SA, ADR	154,522	7,106,467
MercadoLibre, Inc.(a)	7,341	18,817,112
NU Holdings Ltd., Class A(a)	885,520	10,635,095
Petroleo Brasileiro SA, ADR	534,812	6,171,730
WEG SA	458,476	3,402,799
Total		53,219,121
China 28.0%
Alibaba Group Holding Ltd.	1,808,900	25,754,779
BYD Co., Ltd., Class H	323,000	16,052,465
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
Contemporary Amperex Technology Co., Ltd., Class A	300,240	10,367,726
Eastroc Beverage Group Co., Ltd., Class A	372,871	16,553,671
Full Truck Alliance Co., Ltd., ADR	441,207	5,131,237
Fuyao Glass Industry Group Co., Ltd., Class A	741,986	5,970,930
GDS Holdings Ltd., ADR(a)	75,498	1,788,548
KE Holdings, Inc., ADR	141,167	2,605,943
Medlive Technology Co., Ltd.	748,073	1,194,572
Meituan, Class B(a)	128,300	2,218,904
New Horizon Health Ltd.(a),(b),(c)	1,356,000	1,222,650
PDD Holdings, Inc., ADR(a)	80,672	7,785,655
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	95,847	2,992,742
Sieyuan Electric Co., Ltd., Class A	674,100	6,744,537
Tencent Holdings Ltd.	839,200	52,905,395
Trip.com Group Ltd., ADR	219,426	13,747,039
WuXi XDC Cayman, Inc.(a)	455,500	2,315,031
Xiaomi Corp.(a)	3,111,800	20,030,692
Yutong Bus Co., Ltd.	768,200	2,632,474
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	1,279,252	5,625,375
Zijin Mining Group Co., Ltd., Class H	1,992,000	4,427,949
Total		208,068,315
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 3.4%
Eurobank Ergasias Services and Holdings SA	3,416,626	10,523,395
JUMBO SA	248,673	8,081,022
National Bank of Greece SA	540,091	6,431,173
Total		25,035,590
Hong Kong 1.2%
Hong Kong Exchanges and Clearing Ltd.	121,500	6,077,961
Techtronic Industries Co., Ltd.	282,764	3,149,517
Total		9,227,478
India 16.7%
360 ONE WAM Ltd.	821,373	9,591,003
Bajaj Finance Ltd.	55,094	5,919,144
Bharat Electronics Ltd.	1,220,337	5,496,426
Bharti Airtel Ltd.	659,135	14,319,353
CG Power & Industrial Solutions Ltd.	494,923	3,978,198
Cholamandalam Investment and Finance Co., Ltd.	164,622	3,086,595
Eicher Motors Ltd.	36,668	2,288,523
Eternal Ltd.(a)	1,609,079	4,481,741
GAIL India Ltd.	2,967,868	6,595,935
HDFC Bank Ltd., ADR	39,025	2,942,095
ICICI Bank Ltd., ADR	552,437	18,915,443
Macrotech Developers Ltd.	336,306	5,615,941
MakeMyTrip, Ltd.(a)	32,224	3,274,925
Max Healthcare Institute Ltd.	578,770	7,610,073
NTPC Ltd.	952,959	3,722,829
PB Fintech Ltd.(a)	198,849	4,098,537
Persistent Systems Ltd.	51,283	3,378,454
Phoenix Mills Ltd. (The)	598,550	10,770,185
REC Ltd.	1,114,256	5,255,080
Varun Beverages Ltd.	445,941	2,485,355
Total		123,825,835
Indonesia 0.6%
PT Bank Central Asia Tbk	7,579,200	4,372,383

Columbia Emerging Markets Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Malaysia 1.6%
CIMB Group Holdings Bhd	2,799,600	4,560,384
Tenaga Nasional Bhd	2,217,800	7,296,177
Total		11,856,561
Mexico 3.7%
Arca Continental SAB de CV	572,373	6,300,352
BBB Foods, Inc., Class A(a)	269,956	7,790,930
Gruma SAB de CV, Class B	238,024	4,478,597
Qualitas Controladora SAB de CV	479,505	5,142,392
Vista Energy SAB de CV, ADR(a)	75,006	3,715,047
Total		27,427,318
Philippines 1.2%
BDO Unibank, Inc.	3,043,978	8,789,568
Poland 2.0%
Dino Polska SA(a)	33,868	4,971,093
Powszechna Kasa Oszczednosci Bank Polski SA	484,132	9,740,843
Total		14,711,936
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(d)	5,893,953	0
South Africa 2.3%
Capitec Bank Holdings Ltd.	46,329	8,877,691
Clicks Group Ltd.	390,690	8,433,646
Total		17,311,337
South Korea 7.7%
Coupang, Inc., Class A(a)	281,922	7,907,912
HD Hyundai Electric Co., Ltd.	38,604	10,569,636
KB Financial Group, Inc.	101,533	7,675,503
Samsung Biologics Co., Ltd.(a)	8,580	6,413,353
Samsung Electronics Co., Ltd.	178,457	7,241,375
SK Hynix, Inc.	117,098	17,273,258
Total		57,081,037
Taiwan 18.5%
Accton Technology Corp.	358,995	8,760,072
Alchip Technologies Ltd.	50,000	4,569,921
ASPEED Technology, Inc.	49,000	6,347,700
Chroma ATE, Inc.	242,000	2,668,689
Common Stocks (continued)
Issuer	Shares	Value ($)
E Ink Holdings, Inc.	316,000	2,204,422
Elite Material Co., Ltd.	210,000	5,158,245
eMemory Technology, Inc.	136,000	10,816,291
MediaTek, Inc.	260,000	10,675,243
Sea Ltd. ADR(a)	34,621	5,552,170
Taiwan Semiconductor Manufacturing Co., Ltd.	2,514,048	80,183,148
Total		136,935,901
Turkey 0.8%
BIM Birlesik Magazalar AS	507,345	6,158,418
United Arab Emirates 3.1%
Aldar Properties PJSC	2,741,007	6,196,447
Emaar Properties PJSC	3,464,082	12,404,720
Salik Co. PJSC	2,864,738	4,459,694
Total		23,060,861
Vietnam 1.2%
FPT Corp.	988,300	4,428,439
Vietnam TechnologicaL & Commercial Joint Stock Bank(a)	3,767,300	4,405,083
Total		8,833,522
Total Common Stocks (Cost $471,649,928)		740,393,506

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(e),(f)	6,447,175	6,445,241
Total Money Market Funds (Cost $6,445,241)		6,445,241
Total Investments in Securities (Cost $478,095,169)		746,838,747
Other Assets & Liabilities, Net		(5,326,838)
Net Assets		$741,511,909
Columbia Emerging Markets Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $1,222,651, which represents 0.16% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-12/13/2021	5,893,953	8,677,339	—

(e)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(f)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	8,385,787	144,056,456	(145,996,163)	(839)	6,445,241	(1,221)	115,553	6,447,175
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Emerging Markets Fund  | 2025

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3QT142_08_R01_(07/25)